Investments (Tables)	12 Months Ended
Dec. 31, 2014
Equity Method Investments and Joint Ventures [Abstract]
Changes in Equity Attributable to Intelsat and Equity Attributable to Noncontrolling Interests

The following tables present changes in equity attributable to the Company and equity attributable to our noncontrolling interests, which is included in the equity section of our consolidated balance sheet (in thousands):

	Intelsat S.A. Shareholders’ Deficit	Noncontrolling Interest	Total Shareholders’ Deficit
Balance at January 1, 2013	$(1,357,760)	$45,670	$(1,312,090)
Net income (loss)	(255,680)	3,687	(251,993)
Dividends paid to noncontrolling interests	—	(8,671)	(8,671)
Initial public offering, net of costs	542,796	—	542,796
Change in classification of certain equity awards	18,899	—	18,899
Share-based compensation	28,553	—	28,553
Declaration of preferred stock dividend	(10,196)	—	(10,196)
Postretirement/pension liability adjustment	57,283	—	57,283
Other comprehensive income	752	—	752

Balance at December 31, 2013	$(975,353)	$40,686	$(934,667)

	Intelsat S.A. Shareholders’ Deficit	Noncontrolling Interest	Total Shareholders’ Deficit
Balance at January 1, 2014	$(975,353)	$40,686	$(934,667)
Net income (loss)	232,532	3,974	236,506
Dividends paid to noncontrolling interests	—	(8,744)	(8,744)
Acquisition of remaining interests in WP Com	2,215	(2,215)	—
Share-based compensation	26,389	—	26,389
Declaration of preferred stock dividend	(9,917)	—	(9,917)
Postretirement/pension liability adjustment	(52,002)	—	(52,002)
Other comprehensive income	(132)	—	(132)

Balance at December 31, 2014	$(776,268)	$33,701	$(742,567)